Investment Properties	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Investment Properties
14.	INVESTMENT PROPERTIES

(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Acquisition cost	510,990	497,787
Accumulated depreciation	(38,136)	(46,913)
Accumulated impairment losses	(86)	(86)

Net carrying value	472,768	450,788

(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Beginning balance	389,495	387,707	472,768
Acquisition	—	99,234	—
Disposal	(1,206)	—	(62,467)
Depreciation	(3,925)	(5,398)	(8,216)
Transfer	7,153	(2,098)	42,344
Foreign currencies translation adjustments	(3,810)	(6,677)	6,409
Others	—	—	(50)

Ending balance	387,707	472,768	450,788

(3)
Fair value of investment properties amounted to 802,109 million Won and 795,216 million Won and as of December 31, 2023 and 2024, respectively. The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties, is classified as level 3 on the
fair value hierarchy.

(4)
Rental fee earned from investment properties is amounting to 26,477 million Won and 23,307 million Won for the years ended December 31, 2023 and 2024, respectively. Operating expenses directly related to the investment properties where rental fee was earned is amounting to 5,568 million Won and 8,414 million Won.

(5)	The lease payments expected to be received in the future under lease contracts relating to investment properties as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Lease payments:
Within a year	14,784	13,702
More than 1 year and within 2 years	8,214	9,414
More than 2 years and within 3 years	3,744	7,667
More than 3 years and within 4 years	3,172	4,362
More than 4 years and within 5 years	2,994	3,438
More than 5 years	2,944	3,441

Total	35,852	42,024